Immaterial Corrections	12 Months Ended
Jun. 27, 2021
Immaterial Corrections [Abstract]
Immaterial Corrections

(3-A) Immaterial Corrections

In fiscal year 2021, the Company identified misstatements in prior years in goodwill, additional paid-in capital, property and equipment under capital leases, and long-term obligations under capital leases. The Company determined the misstatements were immaterial to the previously issued consolidated financial statements and the Company has corrected the misstatements in the accompanying fiscal year 2020 consolidated financial statements.

The Company determined goodwill resulting from the pushdown accounting with the Atairos acquisition in fiscal year 2018 was overstated by $86,862. This misstatement also resulted in the overstatement of additional paid-in capital in the same amount. The misstatement also impacted the goodwill amounts reported in Note 4, Goodwill and Other Intangible Assets, to the consolidated financial statements.

The Company determined property and equipment under capital leases and long-term obligations under capital leases were understated by $5,215 in fiscal year 2020. The misstatements also impacted the operating and capital lease amounts reported in Note 10, Commitments and Contingencies, and the deferred income tax assets and liabilities reported in Note 9, Income Taxes, to the consolidated financial statements.

In addition, the Company has corrected a misstatement in the fair value of options granted in fiscal year 2020 in Note 15, Stock Based Compensation.